--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------




        [PHOTO]

        Smith Barney
        Managed
        Governments
        Fund Inc.
        ----------------
        January 31, 1997



[LOGO]  Smith Barney Mutual Funds
        Investing for your future.
        Every day.

--------------------------------------------------------------------------------
                   Smith Barney Managed Governments Fund Inc.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the period ended January 31, 1997 for the Smith Barney Managed Governments Fund Inc. In this report, we summarize the period's prevailing economic and market conditions and briefly outline our portfolio strategy. A detailed summary of performance and current holdings can be found in the appropriate sections that follow in the semi-annual report.

Performance Summary and Fund Strategy

For the six months ended January 31, 1997, the Smith Barney Managed Governments Fund generated a total return of 5.20% for Class A shares, comparable to the Lipper Analytical Services, Inc. peer group average total return of 4.92% for the same period. The table below compares the yields on U.S. Treasury securities with varying maturities at the beginning and the end of the period covered by this report:

                            Yields on U.S. Treasuries
                            -------------------------

                                              7/31/96        1/31/97
                                              -------        -------
          2-Year Treasury Note                 6.22%          5.92%

          3-Year Treasury Note                 6.36           6.04

          5-Year Treasury Note                 6.57           6.25

          10-Year Treasury Note                6.79           6.50

          30-Year Treasury Bond                6.97           6.79


When long-term interest rates began to rise in August of 1996, we adopted a more aggressive portfolio strategy. During the months of August through November, we slightly extended the Fund's average maturity by selling 5- and 10-year U.S. Treasury notes and buying 20-year U.S. Treasury zero coupon bonds. After long-term rates dropped to around 6.3% in December of 1996, we took advantage of the decline by selling the 20-year U.S. Treasury bonds and buying shorter-term U.S. Treasury notes. As of January 31, 1997, mortgage-backed holdings made up about 75% of the portfolio and the average weighted bond maturity was approximately 7.9 years.

Market Update and Outlook

In our view, one of the most important events for the market in 1996 was the unexpected strength of the U.S. economy during the first half of the year and weaker economic growth during the second half. In addition to President Clinton's re-election and Congress maintaining its Republican majority, other significant market events in 1996 include the introduction of inflation-indexed securities, the Boskin Report that suggests inflation may be roughly 1% lower than previously reported, and Russian President Boris Yeltsin surviving both medically and politically.

Looking ahead to 1997, we believe there may be some possible (although not necessarily probable) market challenges on the horizon such as:

     o    Data that indicates moderate to weaker U.S. economic growth

     o Continued partisan ethics probes that negatively impacted our political leaders

     o U.S. dollar coming under short-term pressure because of the U.S. administration's failure to put in place a credible fiscal plan

     o    Renewed tension in the Middle East -- possibly oil related

     o    Political problems resurfacing in Russia

In our opinion, the yield on the 30 Year U.S. Treasury bond should remain in a broad range of 6%-7%. However, if any of the above expected 1997 events take place, the yield could temporarily rise above the 7% level. Ultimately, we believe this would represent a buying opportunity because U.S. economic fundamentals do not in our view, warrant higher rates.

In closing, we thank you for your investment in the Smith Barney Managed Governments Fund Inc. We look forward to continuing to help you achieve your financial goals.

Sincerely,

/s/ Heath B. McLendon                    /s/ James E. Conroy

Heath B. McLendon                        James E. Conroy
Chairman and                             Vice President and
Chief Executive Officer                  Investment Officer

February 25, 1997

--------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                    ------------------------
                     Beginning        End        Income    Capital Gain      Return       Total
Period Ended        of Period      of Period   Dividends   Distributions   of Capital    Returns(1)
====================================================================================================
1/31/97              $12.27         $12.48      $ 0.42        $ 0.00         $ 0.00        5.20%+
----------------------------------------------------------------------------------------------------
7/31/96               12.63          12.27        0.82          0.00           0.01        3.76
----------------------------------------------------------------------------------------------------
7/31/95               12.50          12.63        0.74          0.00           0.04        7.67
----------------------------------------------------------------------------------------------------
7/31/94               13.29          12.50        0.61          0.00           0.19        0.08
----------------------------------------------------------------------------------------------------
7/31/93               12.88          13.29        0.66          0.23           0.00       10.43
----------------------------------------------------------------------------------------------------
7/31/92               12.09          12.88        0.91          0.00           0.08       15.25
----------------------------------------------------------------------------------------------------
7/31/91               12.13          12.09        0.98          0.00           0.11        9.02
----------------------------------------------------------------------------------------------------
7/31/90               12.19          12.13        1.07          0.00           0.03        9.01
----------------------------------------------------------------------------------------------------
7/31/89               12.04          12.19        0.96          0.00           0.11       10.62
----------------------------------------------------------------------------------------------------
7/31/88               12.62          12.04        1.09          0.01           0.01        4.43
----------------------------------------------------------------------------------------------------
7/31/87               13.32          12.62        1.11          0.34           0.00        5.69
====================================================================================================
Total                                            $9.37         $0.58          $0.58
====================================================================================================


--------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                    ------------------------
                     Beginning        End        Income    Capital Gain      Return       Total
Period Ended        of Period      of Period   Dividends   Distributions   of Capital    Returns(1)
====================================================================================================
1/31/97              $12.27         $12.48       $0.38         $0.00          $0.00        4.93%+
----------------------------------------------------------------------------------------------------
7/31/96               12.63          12.27        0.76          0.00           0.01        3.24
----------------------------------------------------------------------------------------------------
7/31/95               12.50          12.63        0.67          0.00           0.04        7.04
----------------------------------------------------------------------------------------------------
7/31/94               13.29          12.50        0.56          0.00           0.17       (0.46)
----------------------------------------------------------------------------------------------------
Inception*-7/31/93    12.64          13.29        0.41          0.16           0.00         9.92+
====================================================================================================
Total                                            $2.78         $0.16          $0.22
====================================================================================================


--------------------------------------------------------------------------------
 Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                    ------------------------
                     Beginning        End        Income    Capital Gain      Return       Total
Period Ended        of Period      of Period   Dividends   Distributions   of Capital    Returns(1)
====================================================================================================
1/31/97              $12.27         $12.47      $0.39         $0.00          $0.00         4.86%+
----------------------------------------------------------------------------------------------------
7/31/96               12.63          12.27       0.76          0.00           0.01         3.25
----------------------------------------------------------------------------------------------------
7/31/95               12.50          12.63       0.67          0.00           0.04         7.04
----------------------------------------------------------------------------------------------------
7/31/94               13.29          12.50       0.56          0.00           0.17        (0.46)
----------------------------------------------------------------------------------------------------
Inception* - 7/31/93  13.18          13.29       0.03          0.02           0.00         1.25+
====================================================================================================
Total                                           $2.41         $0.02          $0.22
====================================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                         Net Asset Value
                    ------------------------
                     Beginning        End        Income    Capital Gain      Return       Total
Period Ended        of Period      of Period   Dividends   Distributions   of Capital    Returns(1)
====================================================================================================
1/31/97              $12.27         $12.48      $0.44         $0.00          $0.00         5.35%+
----------------------------------------------------------------------------------------------------
Inception* - 7/31/96  12.86          12.27       0.44          0.01           0.01        (1.10)+
====================================================================================================
Total                                           $0.88         $0.01          $0.01
====================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND
CAPITAL GAINS, IF ANY, ANNUALLY.

================================================================================
 Average Annual Total Return
================================================================================

                                               Without Sales Charge(1)
                                    --------------------------------------------
                                    Class A     Class B      Class C     Class Y
================================================================================
Six Months Ended 1/31/97+             5.20%       4.93%        4.86%      5.35%
--------------------------------------------------------------------------------
Year Ended 1/31/97                    3.92        3.38         3.43        N/A
--------------------------------------------------------------------------------
Five Years Ended 1/31/97              6.68         N/A          N/A        N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/97               7.33         N/A          N/A        N/A
--------------------------------------------------------------------------------
Inception* - 1/31/97                  8.88        5.77         4.42       4.19+
================================================================================

                                                 With Sales Charge(2)
                                     -------------------------------------------
                                     Class A     Class B     Class C     Class Y
================================================================================
Six Months Ended 1/31/97+             0.45%       0.43%        3.86%       5.35%
--------------------------------------------------------------------------------
Year Ended 1/31/97                   (0.79)      (1.12)        2.43         N/A
--------------------------------------------------------------------------------
Five Years Ended 1/31/97              5.71         N/A          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 1/31/97               6.84         N/A          N/A         N/A
--------------------------------------------------------------------------------
Inception* - 1/31/97                  8.48        5.57         4.42        4.19+
================================================================================


================================================================================
 Cumulative Total Return
================================================================================

                                                     Without Sales Charge(1)
================================================================================
Class A (1/31/87 through 1/31/97)                            102.93%
--------------------------------------------------------------------------------
Class B (Inception* through 1/31/97)                          26.83
--------------------------------------------------------------------------------
Class C (Inception* through 1/31/97)                          16.80
--------------------------------------------------------------------------------
Class Y (Inception* through 1/31/97)                           4.19+
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Y shares are September 4, 1984, November 6, 1992, June 29, 1993, and February 7, 1996, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

================================================================================
                       Historical Performance (unaudited)
================================================================================

                 Growth of $10,000 Invested in Class A Shares of
                 the Smith Barney Managed Governments Fund Inc.
                     vs. Lipper Mortgage Securities Average
                   and Lehman Brothers Government Bond Index+

--------------------------------------------------------------------------------

                            January 1987 January 1997

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                   SB Managed           Lipper Mortgage          Lehman Brothers
  Date        Governments Fund Inc.    Securities Average     Government Bond Index
  ----        ---------------------    ------------------     ---------------------
  1/87            9,552.00                 10,000.00                10,000.00
  7/87            9,432.00                  9,898.00                 9,813.00
  7/88            9,850.00                 10,613.00                10,731.00
  7/89           10,896.00                 11,914.00                12,367.00
  7/90           11,878.00                 12,836.00                13,116.00
  7/91           12,950.00                 14,192.00                14,433.00
  7/92           14,925.00                 16,090.00                16,634.00
  7/93           16,481.00                 17,485.00                18,431.00
  7/94           16,494.00                 17,070.00                18,406.00
  7/95           17,759.00                 18,557.00                21,622.00
  7/96           18,428.00                 19,485.00                22,737.00
  1/97           19,386.00                 20,444.00                23,763.00

+ Hypothetical illustration of $10,000 invested in Class A shares on January 31, 1987, assuming deduction of the maximum 4.50% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through January 31, 1997. The Lipper Analytical Services, Inc. U.S. Mortgage Securities Bond Fund Average ("Lipper Mortgage Securities Average") is composed of the Fund's peer group of mutual funds (62 funds as of January 31, 1997) investing in U.S. mortgage-backed securities. Lipper Analytical Services, Inc. is a widely-recognized mutual fund information service. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of approximately nine years. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
 Portfolio Highlights (unaudited)                               January 31, 1997
================================================================================

Portfolio Breakdown

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                         U.S. Treasury Strip        6.5%
                         FHLMC and FHMA             6.0%
                         Repurchase Agreements      4.8%
                         U.S. Treasury Notes       13.5%
                         GNMA                      69.2%


   U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury notes, bills and bonds.

   Mortgage-Backed Securities are debt securities issued by U.S. Government Agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

================================================================================
 Schedule of Investments (unaudited)                            January 31, 1997
================================================================================

   FACE
   AMOUNT                           SECURITY                            VALUE
================================================================================
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 95.2%

$ 23,000,000   U.S. Treasury Note, 5.875% due 2/15/04             $  22,336,220
  61,400,000   U.S. Treasury Note, 6.500% due 10/15/06               61,347,810
  94,946,000   U.S. Treasury Strip, zero coupon due 11/15/09         40,185,894
         237   FHLMC Certificates, 7.500% due 11/1/09                       238
      20,833   FHLMC Certificates, 14.750% due 3/1/10                    23,731
       6,935   FHLMC Certificates, 8.000% due 8/1/17                      7,089
  20,341,111   FNMA Certificates, 8.000% due 10/1/26(a)              20,805,091
         752   FNMA Certificates, 9.500% due 7/7/02(a)                      794
   5,000,000   FNMA Global Bond, 6.350% due 11/23/01                  4,956,650
  55,600,000   FNMA Principal Strip, zero coupon due 10/9/19         11,125,560
   2,440,393   GNMA I Certificates, 10.000% due 7/15/20(a)            2,684,433
  17,458,788   GNMA I Certificates, 9.000% due 7/15/26(a)            18,446,257
 197,379,736   GNMA I Certificates, 8.000% due 10/15/28(a)          201,945,676
 149,522,175   GNMA I Certificates Platinum, 9.000%
                 due 12/15/17(a)(b)(c)                              205,152,075
   1,267,864   GNMA II Certificates, 10.000% due 10/20/16             1,369,297
--------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost-- $579,172,661)                                590,386,815
================================================================================
REPURCHASE AGREEMENTS -- 4.8%

     715,000   Chase Manhattan Corp., 5.500% due 2/3/97;
               Proceeds at maturity -- $715,327; (Fully
               collateralized by U.S. Treasury Notes, 6.375%
               due 3/31/01; Market value -- $729,304)                   715,000

  29,217,500   Morgan Stanley Group Inc., 5.350% due 2/4/97;
               Proceeds at maturity -- $29,247,894; (Fully
               collateralized by the following:
                FNMA Certificates, 7.250% due 3/1/19;
                  Market value -- $7,890,215; and
                FNMA Certificates, 6.189% due 6/1/24;
                  Market value -- $21,911,794;
               Total Market value-- $29,802,009)                     29,217,500
--------------------------------------------------------------------------------
               TOTAL REPURCHASE AGREEMENTS
               (Cost-- $29,932,500)                                  29,932,500
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $609,105,161*)                             $620,319,315
================================================================================

(a) Date shown represents the last in range of maturity dates for the mortgage certificates only.

(b) Security partially segregated by custodian for reverse repurchase agreements.

(c) Security partially serves as collateral for the reverse repurchase agreements.

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

================================================================================
 Statement of Assets and Liabilities (unaudited)                January 31, 1997
================================================================================

ASSETS:
   Investments, at value (Cost-- $609,105,161)                    $ 620,319,315
   Receivable for Fund shares sold                                      341,322
   Interest receivable                                                5,010,168
--------------------------------------------------------------------------------
   Total Assets                                                     625,670,805
--------------------------------------------------------------------------------
LIABILITIES:
   Reverse repurchase agreement (Note 6)                             29,217,500
   Dividends payable                                                  3,219,589
   Investment advisory fees payable                                     226,974
   Administration fees payable                                          100,877
   Payable for Fund shares purchased                                     49,213
   Distribution fees payable                                             39,918
   Interest payable                                                      14,933
   Accrued expenses                                                     332,614
--------------------------------------------------------------------------------
   Total Liabilities                                                 33,201,618
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 592,469,187
================================================================================
NET ASSETS:
   Par value of capital shares                                    $      47,478
   Capital paid in excess of par value                              649,067,224
   Overdistributed net investment income                             (1,069,518)
   Accumulated net realized loss from security transactions         (66,790,151)
   Net unrealized appreciation of investments                        11,214,154
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 592,469,187
================================================================================
Shares Outstanding:
   Class A                                                           34,495,195
   -----------------------------------------------------------------------------
   Class B                                                            8,318,578
   -----------------------------------------------------------------------------
   Class C                                                              114,139
   -----------------------------------------------------------------------------
   Class Y                                                            4,550,224
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                 $       12.48
   -----------------------------------------------------------------------------
   Class B*                                                       $       12.48
   -----------------------------------------------------------------------------
   Class C**                                                      $       12.47
   -----------------------------------------------------------------------------
   Class Y (and redemption price)                                 $       12.48
   -----------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.71% of net asset value per share)      $       13.07
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

================================================================================
 Statement of Operations (unaudited)
================================================================================

For the Six Months Ended January 31, 1997

INVESTMENT INCOME:
   Interest                                                       $  22,462,376
   Less: Interest expense                                              (439,005)
-------------------------------------------------------------------------------
   Total Investment Income                                           22,023,371
-------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                  1,391,902
   Distribution fees (Note 2)                                           974,036
   Administration fees (Note 2)                                         602,496
   Shareholder and system servicing fees                                206,153
   Shareholder communications                                            63,000
   Audit and legal                                                       41,331
   Directors' fees                                                       24,148
   Custody                                                               12,591
   Other                                                                  5,040
-------------------------------------------------------------------------------
   Total Expenses                                                     3,320,697
-------------------------------------------------------------------------------
Net Investment Income                                                18,702,674
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            477,078,527
     Cost of securities sold                                        474,214,384
-------------------------------------------------------------------------------
   Net Realized Gain                                                  2,864,143
-------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              3,046,197
     End of period                                                   11,214,154
-------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            8,167,957
-------------------------------------------------------------------------------
Net Gain on Investments                                              11,032,100
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $  29,734,774
===============================================================================

                       See Notes to Financial Statements.

================================================================================
 Statements of Changes in Net Assets
================================================================================

For the Six Months Ended January 31, 1997 (unaudited) and the Year Ended July 31, 1996

                                                              1997             1996
======================================================================================
OPERATIONS:
   Net investment income                                $  18,702,674    $  39,872,301
   Net realized gain                                        2,864,143        5,790,569
   Increase (decrease) in net unrealized appreciation       8,167,957      (22,102,739)
--------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                  29,734,774       23,560,131
--------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
   Net investment income                                  (19,768,692)     (39,875,801)
   Capital                                                       --           (694,545)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                        (19,768,692)     (40,570,346)
--------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 11):
   Net proceeds from sale of shares                        54,120,953       53,060,297
   Net asset value of shares issued
     for reinvestment of dividends                         10,131,792       26,887,140
   Cost of shares reacquired                              (75,605,766)    (130,795,018)
--------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Fund Share Transactions                              (11,353,021)     (50,847,581)
--------------------------------------------------------------------------------------
Decrease in Net Assets                                     (1,386,939)     (67,857,796)
NET ASSETS:
   Beginning of period                                    593,856,126      661,713,922
--------------------------------------------------------------------------------------
   End of period*                                       $ 592,469,187    $ 593,856,126
======================================================================================
* Includes overdistributed net investment income of:    $  (1,069,518)   $      (3,500)
======================================================================================

                       See Notes to Financial Statements.

================================================================================
 Notes to Financial Statements (unaudited)
================================================================================

    1.  SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Managed Governments Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. Government and Agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (e) interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) direct expenses are charged to each class; management fees and general Fund expenses are allocated on the basis of the relative net assets; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with tax regulations which may differ from generally accepted accounting principles. At July 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated realized losses amounting to $111,396,220 and a portion of overdistributed net investment income amounting to $694,545 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund.

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

The Fund pays SBMFM an investment advisory fee calculated at an annual rate of 0.45% of the average daily net assets up to $1 billion and 0.415% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

     SBMFM acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $1 billion and 0.185% of the average daily net assets in excess of $1 billion. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended January 31, 1997, SB received sales charges of approximately $95,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For six months ended January 31, 1997, CDSCs paid to SB were approximately:

                                       Class A          Class B         Class C
================================================================================
CDSCs                                  $1,000          $103,000         $1,000
================================================================================

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the six months ended January 31, 1997, total Distribution Plan fees incurred were:

                                       Class A          Class B         Class C
================================================================================
Distribution Plan Fees                $560,846         $408,324         $4,866
================================================================================


    All officers and one Director of the Fund are employees of SB.

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

     3.   INVESTMENTS

     During the six months ended January 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $483,097,055
--------------------------------------------------------------------------------
Sales                                                               477,078,527
================================================================================

     At January 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

=================================================================================
Gross unrealized appreciation                                      $14,405,918*
Gross unrealized depreciation                                       (3,191,764)*
---------------------------------------------------------------------------------
Net unrealized appreciation                                        $11,214,154)*
=================================================================================

* Substantially the same for Federal income tax purposes.

     4.   CAPITAL LOSS CARRYFORWARD

     At July 31, 1996, the Fund had, for Federal income tax purposes, capital loss carryforwards of approximately $69,655,000 available, subject to certain limitations, to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on July 31 of the year indicated:

                               1997          2002         2003          2004
================================================================================
Carryforward Amounts       $29,388,000    $3,423,000  $33,246,000    $3,598,000
================================================================================

     5.   REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     6.   REVERSE REPURCHASE AGREEMENT

     The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement invovles the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. The

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

     At January 31, 1997, the Fund had the following open reverse repurchase agreement:

    FACE
    AMOUNT                         SECURITY                            VALUE
--------------------------------------------------------------------------------
$29,217,500       Reverse Repurchase Agreement with Morgan
                    Stanley Group, Inc. dated 1/31/97 bearing 6.50%
                    to be repurchased at $29,243,633 on
                    2/4/97, collateralized by GNMA I Certificates
                    Platinum, 9.000% due 12/15/17                   $29,217,500
--------------------------------------------------------------------------------
                  TOTAL REVERSE REPURCHASE AGREEMENT                $29,217,500
================================================================================

    During the six months ended January 31, 1997, the maximum and average amount of reverse repurchase agreements outstanding were as follows:

================================================================================
Maximum amount outstanding                                          $30,937,500
--------------------------------------------------------------------------------
Average amount outstanding                                          $29,797,500
================================================================================

     Interest rates on reverse repurchase agreements ranged from 3.95% to 4.77% during the year. Total market value of the collateral for the reverse repurchase agreements is $28,975,350.

     For the six months ended January 31, 1997, interest expense on reverse repurchase agreements totalled $439,005.


     7.   OPTION CONTRACTS

     Premiums paid when put or call options are purchased by the Fund represent investments which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

     As of January 31, 1997, the Fund had no purchased call or put options outstanding.

     When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

     During the six months ended January 31, 1997, the Fund had no written call or put options outstanding.


     8.   FUTURES CONTRACTS

     Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     At January 31, 1997, the Fund had no open futures contracts.

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

     9.   SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

     The Fund may trade portfolio securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuation and their current value is determined in the same manner as for other portfolio securities.

     As of January 31, 1997, the Fund held no TBA securities.


     10.  DOLLAR ROLL TRANSACTIONS

     The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income for the Fund exceeding the yield on the securities sold.

     As of January 31, 1997, the Fund had no open dollar roll transactions.


     11.  CAPITAL SHARES

     At January 31, 1997, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective November 7, 1994, the Fund adopted a new class structure, renaming the former Class D shares as Class C shares.

     At January 31, 1997, total paid-in capital amounted to the following for each class:

                            Class A        Class B        Class C     Class Y
================================================================================
TOTAL PAID-IN CAPITAL     $514,325,485    $78,036,707   $1,290,264  $55,462,246
================================================================================

================================================================================
 Notes to Financial Statements (unaudited) (continued)
================================================================================

     Transactions in shares of each class were as follows:

                              Six Months Ended                Year Ended
                              January 31, 1997              July 31, 1996*
                            -----------------------    -------------------------
                            Shares         Amount       Shares        Amount
================================================================================
Class A
Shares sold               1,591,367     $19,903,633    1,032,903   $ 13,040,397
Shares issued on
   reinvestment             672,672       8,347,510    1,757,112     22,112,953
Shares redeemed          (4,815,255)    (60,039,944)  (7,593,103)   (95,509,679)
--------------------------------------------------------------------------------
Net Decrease             (2,551,216)   $(31,788,801)  (4,803,088)  $(60,356,329)
================================================================================
Class B
Shares sold                 382,563    $  4,769,742      904,230   $ 11,419,095
Shares issued on
   reinvestment             141,666       1,758,256      375,339      4,725,545
Shares Redeemed          (1,226,811)    (15,278,326)  (2,779,816)   (35,133,985)
--------------------------------------------------------------------------------
Net Decrease               (702,582)   $ (8,750,328)  (1,500,247)  $(18,989,345)
================================================================================
Class C
Shares sold                  34,189   $     427,025       85,229   $  1,083,476
Shares issued on
   reinvestment               2,099          26,026        3,880         48,642
Shares redeemed             (23,083)       (287,496)     (11,848)      (151,341)
--------------------------------------------------------------------------------
Net Increase                 13,205       $ 165,555       77,261    $   980,777
================================================================================
Class Y
Shares sold               2,331,000     $29,020,553    2,219,225   $27,517,329
Shares issued on
   reinvestment                --              --           --            --
Shares Redeemed                --              --             (1)          (13)
--------------------------------------------------------------------------------
Net Increase              2,331,000     $29,020,553    2,219,224   $27,517,316
================================================================================

* Transactions for Class Y shares are for the period from February 7, 1996 (inception date) to July 31, 1996.

================================================================================
 Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class A Shares                            1997(1)           1996(2)           1995            1994            1993            1992
==================================================================================================================================
Net Asset Value,
   Beginning of Period                  $12.27            $12.63            $12.50          $13.29          $12.88          $12.09
----------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                  0.42              0.81              0.81            0.75            0.69            0.91
   Net realized and unrealized
     gain (loss)                          0.21             (0.34)             0.10           (0.74)           0.61            0.87
----------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations              0.63              0.47              0.91            0.01            1.30            1.78
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                 (0.42)            (0.82)            (0.74)          (0.57)          (0.65)          (0.91)
   Overdistribution of net
     investment income                    --                --                --             (0.04)          (0.01)           --
   Overdistribution of net
     realized gains                       --                --                --              --             (0.23)           --
   Capital                                --               (0.01)            (0.04)          (0.19)           --             (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.42)            (0.83)            (0.78)          (0.80)          (0.89)          (0.99)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period                        $12.48            $12.27            $12.63          $12.50          $13.29          $12.88
----------------------------------------------------------------------------------------------------------------------------------
Total Return                              5.20%++           3.76%             7.67%           0.08%          10.43%          15.25%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets,
   End of Period (000s)               $430,456          $454,679          $528,533        $371,086        $462,703        $488,515
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
   Expenses                               1.03%+            1.04%             1.07%           1.03%           0.99%           0.82%
   Net investment income                  6.26+             6.46              6.57            5.60            5.35            7.23
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     81%              275%              292%            236%            436%            426%
==================================================================================================================================

(1)  For the six months ended January 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class B Shares                              1997(1)           1996(2)             1995            1994         1993(3)
======================================================================================================================
Net Asset Value, Beginning of Period        $12.27            $12.63            $12.50          $13.29          $12.64
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                      0.38              0.75              0.75            0.69            0.47
   Net realized and unrealized
     gain (loss)                              0.21             (0.34)             0.09           (0.75)           0.75
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.59              0.41              0.84           (0.06)           1.22
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.38)            (0.76)            (0.67)          (0.52)          (0.40)
   Overdistribution of net
     investment income                        --                --                --             (0.04)          (0.01)
   Overdistribution of net
     realized gains                           --                --                --              --             (0.16)
   Capital                                    --               (0.01)            (0.04)          (0.17)           --
----------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.38)            (0.77)            (0.71)          (0.73)          (0.57)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $12.48            $12.27            $12.63          $12.50          $13.29
----------------------------------------------------------------------------------------------------------------------
Total Return                                  4.93%++           3.24%             7.04%          (0.46)%          9.92%++
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $103,802          $110,724          $132,882        $389,383        $474,093
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                   1.56%+            1.56%             1.57%           1.55%           1.62%+
   Net investment income                      5.73+             5.94              6.07            5.08            4.72+
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         81%              275%              292%            236%            436%
======================================================================================================================

(1)  For the six months ended January 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

(3)  For the period from November 6, 1992 (inception date) to July 31, 1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

================================================================================
 Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each period:

Class C Shares                                  1997(1)         1996(2)           1995         1994      1993(3)
================================================================================================================
Net Asset Value, Beginning of Period            $12.27          $12.63          $12.50       $13.29       $13.18
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.38            0.75            0.76         0.69         0.07
   Net realized and unrealized gain (loss)        0.21           (0.34)           0.08        (0.75)        0.09
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.59            0.41            0.84        (0.06)        0.16
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.39)          (0.76)          (0.67)       (0.52)       (0.03)
   Overdistribution of net
     investment income                            --              --              --          (0.04)        --
   Overdistribution of net realized gains         --              --              --           --          (0.02)
   Capital                                        --             (0.01)          (0.04)       (0.17)        --
----------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.39)          (0.77)          (0.71)       (0.73)       (0.05)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $12.47          $12.27          $12.63       $12.50       $13.29
----------------------------------------------------------------------------------------------------------------
Total Return                                      4.86%++         3.25%           7.04%       (0.46)%       1.25%++
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                $1,424          $1,238            $299          $72          $12
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.52%+          1.49%           1.52%        1.58%        1.55%+
   Net investment income                          5.77+           5.99            6.12         5.05         4.80+
================================================================================================================
Portfolio Turnover Rate                             81%            275%            292%         236%         436%
================================================================================================================


Class Y Shares                                  1997(1)     1996(2)(4)
======================================================================
Net Asset Value, Beginning of Period             $12.27         $12.86
----------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                           0.44           0.35
   Net realized and unrealized gain (loss)         0.21          (0.49)
----------------------------------------------------------------------
Total Income (Loss) From Operations                0.65          (0.14)
----------------------------------------------------------------------
Less Distributions From:
   Net investment income                          (0.44)         (0.44)
   Capital                                         --            (0.01)
----------------------------------------------------------------------
Total Distributions                               (0.44)         (0.45)
----------------------------------------------------------------------
Net Asset Value, End of Period                   $12.48         $12.27
----------------------------------------------------------------------
Total Return++                                     5.35%         (1.10)%
----------------------------------------------------------------------
Net Assets, End of Period (000s)                $56,787        $27,215
----------------------------------------------------------------------
Ratios to Average Net Assets+:
   Expenses                                        0.64%          0.78%
----------------------------------------------------------------------
   Net investment income                           6.65           6.62
----------------------------------------------------------------------
Portfolio Turnover Rate                              81%           275%
======================================================================

(1)  For the six months ended January 31, 1997 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since the use of the undistributed income method did not accord with results of operations.

(3)  For the period from June 29, 1993 (inception date) to July 31, 1993.

(4)  For the period from February 7, 1996 (inception date) to July 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Smith Barney
Managed
Governments
Fund Inc.

Directors

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.


Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

James E. Conroy
Vice President and
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary




SMITH BARNEY
------------
A Member of Travelers Group [LOGO]


Investment Adviser

Smith Barney Mutual Funds
Management Inc.


Distributor

Smith Barney Inc.


Custodian

PNC Bank, N.A.


Shareholder
Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134




This report is submitted for the general information of the shareholders of Smith Barney Managed Governments Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Managed Governments
Fund Inc.
388 Greenwich Street
New York, New York 10013

FD01088 3/97